Retirement Plans and Postretirement Costs (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Pension
Accumulated Benefit Obligations and Projected Benefit Obligations
Accumulated benefit obligation	$ 88,451	$ 96,167
Projected benefit obligation	88,451	96,167
SERP
Accumulated Benefit Obligations and Projected Benefit Obligations
Accumulated benefit obligation	1,020	6,629
Projected benefit obligation	$ 1,464	$ 7,216